Condensed Consolidated and Combined Carve-Out Statements of Cash Flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014
Operating Cash Flows Direct Method [Abstract]
Purchase price adjustments	$ 987